Other Components of Equity - Summary of Movement of Hedging Reserve (Detail) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Balance at the beginning		₨ 598,034,700	₨ 558,067,400
Gain/(loss) recognized on cash flow hedges	$ 605.2	44,248,700	(25,583,400)	₨ (90,571,200)
(Gain)/loss reclassified to profit or loss	139.6	10,201,300	49,160,500	80,562,900
Balance at the end	7,100.8	519,135,800	598,034,700	558,067,400
Cash flow hedges [abstract]
Equity	7,100.8			558,067,400
Hedging reserve [Member]
Balance at the beginning	(573.6)	(41,937,100)	(60,668,200)	(39,224,000)
Effect of transition to IFRS 9	0.0	0		(2,819,800)
Gain/(loss) recognized on cash flow hedges	526.0	38,456,800	(23,130,000)	(89,824,600)
Income tax relating to gain/loss recognized on cash flow hedges	(100.6)	(7,450,180)	4,305,800	16,974,800
(Gain)/loss reclassified to profit or loss	156.7	11,455,900	50,102,900	79,903,600
Income tax relating to gain/loss reclassified to profit or loss	(30.2)	(2,210,100)	(9,064,700)	(15,181,100)
Amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges	6.2	456,100	(4,299,900)	(12,959,400)
Income tax on amount reclassed from Hedge reserve to Inventory on maturity of inventory hedges	(1.2)	(87,300)	817,000	2,462,300
Balance at the end	(16.7)	(1,222,100)	(41,937,100)	(60,668,200)
Cash flow hedges [abstract]
Equity	(16.7)			(60,668,200)
Hedging reserve [Member] | Continued Hedges [Member]
Balance at the beginning		(38,520,700)	(56,981,500)
Balance at the end	(7.1)	(516,800)	(38,520,700)	(56,981,500)
Cash flow hedges [abstract]
Equity	(7.1)			(56,981,500)
Hedging reserve [Member] | Discontinued Hedges [Member]
Balance at the beginning		(3,416,400)	(3,686,700)
Balance at the end	(9.6)	₨ (705,400)	₨ (3,416,400)	(3,686,700)
Cash flow hedges [abstract]
Equity	$ (9.6)			₨ (3,686,700)